Note 18 - Segment Reporting and Geographic Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Reportable Segments	2
Revenue from Contract with Customer, Including Assessed Tax	$ 1,751	$ 1,351	$ 1,351